Loans And Borrowings - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Nov. 09, 2021	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	May 05, 2022 USD ($)	Apr. 01, 2022 USD ($)	Mar. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of factoring fee on gross face value for the first 30 days				1.50%
Percentage of factoring fee on gross face value for 30 days thereafter				0.06%
Interest expense on borrowings		$ 396,703	$ 247,364	$ 1,179,234	$ 1,272,512	$ 918,682
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred				191,310
Debt Instrument, principal and interest amount				2,343,036
Term Loan [Member] | Amended [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity	August 7, 2026
Borrowings, Covenants terms	financial covenants which are applicable for the period from July 1, 2021 to December 31, 2022
Modification loss				138,908
Term Loan [Member] | Amended [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.85%
Term Loan [Member] | Amended [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.50%
Term Loan [Member] | Fiera Private Debt Fund VI LP [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 13,000,000
Borrowings, Maturity		August 2026				August 2026
Debt Instrument, principal and interest amount		$ 585,759	585,759
Nations Interbanc Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 2,000,000
Proceeds from current borrowings		3,053,250	1,516,107	9,246,693
Repayments of current borrowings		$ 2,907,550	$ 2,200,370	$ 7,954,698
Nations Interbanc Facility [Member] | Loans Received [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of funds borrowed										85.00%
Financing of Electric Vehicle DevelopmentProjects [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Maturity		March 31, 2025
Borrowings, Adjustment to interest rate basis		18.00%
Borrowings, Interest rate basis		10
Financing of Electric Vehicle DevelopmentProjects [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 10,000,000
Financing of Electric Vehicle DevelopmentProjects [Member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 5,000,000
Financing of Electric Vehicle DevelopmentProjects [Member] | Carbon Royalty Corp [Member] | Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 15,000,000